Document and Entity Information	Dec. 22, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	QUINCE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address Address Line 1	611 Gateway Boulevard
Entity Address Address Line 2	Suite 273
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	415
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001662774
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	601 Gateway Boulevard
Entity Address Address Line 2	Suite 1250
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
Common Stock, par value $0.001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true